Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal, Current
Federal, Deferred	(979,625)	5,378,411
State and local, Current
State and local, Deferred	1,839,145	(2,099,305)
Foreign, Current
Foreign, Deferred	1,590	19,576
Income tax expense benefit before valuation allowance	861,109	3,298,682
Change in valuation allowance	(861,109)	(3,298,682)
Income tax provision (benefit)